Taxation (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Taxation [Line Items]
Effective statutory rates	25.75%	25.75%
How Mine’s [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
Redwing Mine [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
Mazowe Mine [Member]
Taxation [Line Items]
Effective statutory rates	25.75%
Bulawayo Mining Company Limited [Member]
Taxation [Line Items]
Effective statutory rates	19.00%